Plan Description - Additional Information (Details) - EBP 011 h in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) h Age
EBP, Description of Plan [Line Items]
Minimum eligible age of participant | Age	18
Minimum eligible service term of participant	60 days
Minimum eligible service hours of participant | h	1
Minimum eligible service duration of participant	12 months
Maximum eligible age of participant | Age	50
Employee benefit plan, maximum contribution amount	$ 2,500
Deferral rate	4.00%
Profit-sharing contribution	$ 126,249
Profit-sharing contribution prior period	$ 149,209
Employee benefit plans, profit sharing contribution, vesting description	Profit sharing contributions vest over a 5-year graded vesting schedule as defined in the Plan document. Special vesting schedules ranging from 3 to 6 years apply to certain employees based on their location as defined in the Plan document.
Number of years of service in vesting of employee contribution	5 years
Notes receivable from participants, account, maximum borrowing, to total account, percentage	50.00%
Notes receivable from participants, maximum borrowing amount	$ 50,000
Notes receivable from participants, maximum repayment term years	5 years
Minimum amount participants may borrow from the plan	$ 1,000
Set-up fee payable amount	$ 100
Notes receivable interest rate from participants accounts	1.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, employer contribution	1.00%
Employee benefit plans, profit sharing contribution, vesting, requisite service period	3 years
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, employer contribution	100.00%
Employee benefit plans, profit sharing contribution, vesting, requisite service period	6 years